DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	AGENCY MORTGAGE BACKED SECURITIES — 1.2%
	AGENCY MORTGAGE BACKED SECURITIES — 1.2%
84,389	Fannie Mae REMICS(a),(b)	US0001M + 6.580%	4.9560	08/25/41	$ 823
1,315,563	Fannie Mae REMICS(a),(b)	US0001M + 6.050%	4.4260	08/25/42	189,488
5,159,082	Fannie Mae REMICS(a),(b)	US0001M + 6.100%	4.4760	01/25/43	811,076
4,619,032	Fannie Mae REMICS(a),(b)	US0001M + 6.050%	4.4260	03/25/47	638,777
2,852,526	Fannie Mae REMICS(a),(b)	US0001M + 6.050%	4.4260	03/25/47	399,044
328,137	Fannie Mae REMICS(a),(b)	US0001M + 6.150%	4.5260	09/25/47	51,764
2,198,741	Fannie Mae REMICS(a),(b)	US0001M + 6.200%	4.5760	09/25/48	298,821
2,634,327	Freddie Mac Military Housing Bonds(c),(d), (h)		5.9400	11/25/52	2,420,112
793,574	Freddie Mac REMICS(a),(b)	US0001M + 6.700%	5.3760	02/15/42	103,603
4,034,494	Freddie Mac REMICS(a),(b)	US0001M + 6.100%	4.7760	12/15/44	539,499
234,723	Freddie Mac REMICS(a),(b)	US0001M + 6.000%	4.6760	05/15/46	31,352
2,085,946	Freddie Mac REMICS(a),(b)	US0001M + 6.100%	4.7760	05/15/47	319,534
4,338,182	Freddie Mac REMICS(a),(b)	US0001M + 6.150%	4.8260	09/15/47	673,763
1,471,018	Freddie Mac REMICS(a),(b)	US0001M + 6.200%	4.8760	05/15/48	198,876
3,139,612	Government National Mortgage Association(b),(d)		1.5920	03/16/47	45,579
12,244,396	Government National Mortgage Association(a),(b)	US0001M + 3.430%	1.8350	09/20/49	414,912
4,547,529	Government National Mortgage Association(b),(d)		0.5100	02/16/51	57,409
3,480,287	Government National Mortgage Association(b),(d)		0.5530	08/16/51	65,154
1,431,867	Government National Mortgage Association(b),(d)		0.3550	11/16/52	15,237
257,914	Government National Mortgage Association(b),(d), (h)		0.5240	05/16/57	687
					7,275,510
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $18,161,571)				7,275,510

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8%
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8%
176,034	ABFC 2004-OPT1 Trust(a)	US0001M + 5.250%	6.8740	12/25/32	203,463
876,604	ABFC 2004-OPT3 Trust(a)	US0001M + 0.750%	2.3740	09/25/33	862,985
481,733	ABFC 2004-OPT4 Trust(a)	US0001M + 2.175%	3.7990	08/25/33	442,685
562,272	Accredited Mortgage Loan Trust 2005-3(a)	US0001M + 0.700%	2.6740	09/25/35	405,165
114,000	Accredited Mortgage Loan Trust 2005-4(a)	US0001M + 0.460%	2.0840	12/25/35	91,203
338,700	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	6.8740	11/25/32	319,559
145,975	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	6.8740	07/25/33	135,037

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
490,326	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	6.8740	11/25/33	$ 481,584
42,083	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.575%	3.1990	04/25/34	41,409
297,612	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 3.000%	4.6240	04/25/34	284,185
245,351	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 3.375%	4.9990	04/25/34	228,700
73,566	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	6.8740	04/25/34	67,608
1,297,945	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.395%	3.0190	01/25/35	1,338,009
1,291,069	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 3.500%	5.1240	05/25/35	1,259,270
40,283	Adjustable Rate Mortgage Trust 2005-4(d)		2.9490	08/25/35	39,049
2,017,146	Adjustable Rate Mortgage Trust 2007-1(a)	US0001M + 0.300%	1.9240	03/25/37	2,139,959
372,476	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 2.330%	3.9540	04/25/34	334,762
209,021	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 2.780%	4.4040	04/25/34	187,099
1,193,603	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 2.850%	4.4740	09/25/34	1,154,773
675,345	AFC Home Equity Loan Trust(a)	US0001M + 0.810%	2.4340	06/25/29	450,653
154,025	Alternative Loan Trust 2003-4CB(d)		6.1350	04/25/33	78,853
104,092	Alternative Loan Trust 2003-J2		6.0000	10/25/33	79,547
712,072	Alternative Loan Trust 2004-8CB(a)	US0001M + 2.850%	4.4740	06/25/34	824,917
384,877	Alternative Loan Trust 2005-22T1(a),(b)	US0001M + 5.070%	3.4460	06/25/35	32,054
27,679	Alternative Loan Trust 2005-24(a)	12MTA + 1.310%	1.7860	07/20/35	4,009
28,471	Alternative Loan Trust 2005-36(d)		3.2640	05/25/33	4,764
652,461	Alternative Loan Trust 2005-45(a)	12MTA + 2.050%	2.5260	10/20/35	485,975
1,178,255	Alternative Loan Trust 2005-50CB		6.0000	11/25/35	555,943
394,431	Alternative Loan Trust 2005-56(a)	US0001M + 0.640%	2.2640	11/25/35	325,852
3,182,108	Alternative Loan Trust 2005-56(a)	US0001M + 1.160%	2.7840	11/25/35	2,020,705
1,617,975	Alternative Loan Trust 2005-61(a)	US0001M + 0.840%	2.4640	12/25/35	1,391,420
663,803	Alternative Loan Trust 2005-65CB		5.5000	12/25/35	527,152
459,313	Alternative Loan Trust 2005-65CB(a)	US0001M + 0.750%	2.3740	01/25/36	310,581
1,764,951	Alternative Loan Trust 2006-32CB(a),(b)	US0001M + 5.270%	3.6460	11/25/36	189,221
474,099	Alternative Loan Trust 2006-36T2(a)	US0001M + 0.900%	2.5240	12/25/36	167,432
205,401	Alternative Loan Trust 2006-HY10(d)		3.0960	05/25/36	186,837
294,588	Alternative Loan Trust 2006-J3		4.7500	12/25/22	222,148
177,629	Alternative Loan Trust 2006-J5		6.5000	09/25/36	99,219
24,540,601	Alternative Loan Trust 2006-OA10(b),(e),(h)		1.5800	08/25/46	438,869
5,855,852	Alternative Loan Trust 2006-OA10(b),(e),(h)		1.6510	08/25/46	69,139
977,411	Alternative Loan Trust 2006-OA11(a)	US0001M + 0.380%	2.0040	09/25/46	931,102

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
1,341,205	Alternative Loan Trust 2006-OA12(a)	US0001M + 0.210%	1.8220	09/20/46	$ 1,061,717
14,765,014	Alternative Loan Trust 2006-OA14(b),(d), (h)		1.8850	11/25/46	238,572
5,558,059	Alternative Loan Trust 2006-OA17(b),(d)		1.1880	12/20/46	336,810
260,953	Alternative Loan Trust 2006-OA19(a)	US0001M + 0.180%	1.7920	02/20/47	202,919
41,281,933	Alternative Loan Trust 2006-OA2(b),(d)		1.7980	05/20/46	3,116,918
2,301,445	Alternative Loan Trust 2006-OA7(a)	12MTA + 0.940%	1.4160	06/25/46	1,927,030
14,941	Alternative Loan Trust 2006-OC6(a), (h)	US0001M + 0.320%	1.9440	07/25/36	15,819
164,866	Alternative Loan Trust Resecuritization 2006-22R		6.2500	05/25/36	110,440
1,240,849	American Home Mortgage Assets Trust 2005-1(a)	US0001M + 0.660%	2.2840	11/25/35	1,032,278
513,721	American Home Mortgage Assets Trust 2006-1(a)	US0001M + 0.190%	1.8140	05/25/46	458,652
216,172	American Home Mortgage Assets Trust 2006-2(a)	12MTA + 0.960%	1.4360	09/25/46	200,021
800,927	American Home Mortgage Assets Trust 2006-4(a)	US0001M + 0.210%	1.8340	10/25/46	463,260
166,271	American Home Mortgage Assets Trust 2007-5(a)	US0001M + 0.190%	2.0040	06/25/47	148,860
10,241	American Home Mortgage Investment Trust 2004-2(a)	US0012M + 1.500%	4.1960	02/25/44	11,247
3,151,519	American Home Mortgage Investment Trust 2005-4(a)	US0001M + 0.760%	2.3840	11/25/45	3,202,075
531,388	American Home Mortgage Investment Trust 2006-3(a)	US0001M + 0.460%	2.0840	12/25/46	540,852
4,360,877	American Home Mortgage Investment Trust 2007-2(a)	US0001M + 0.540%	2.1640	03/25/37	1,869,509
3,157,162	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 3.225%	4.8490	08/25/32	2,941,186
675,141	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 4.875%	3.8960	12/25/33	655,235
1,322,847	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 2.760%	4.3840	05/25/34	1,216,141
1,622,090	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 2.100%	3.7240	11/25/34	1,473,335
2,199,781	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.680%	3.3040	01/25/35	1,963,839
3,581,591	Ameriquest Mortgage Securities Inc Asset Backed(a)	US0001M + 1.155%	2.7790	01/25/36	4,119,377
163,667	Amortizing Residential Collateral Trust(a)	US0001M + 0.550%	2.4490	08/25/31	180,441
1,171,717	Amortizing Residential Collateral Trust 2001-BC6(a)	US0001M + 1.200%	2.8240	10/25/31	1,096,893
240,411	Amortizing Residential Collateral Trust 2001-BC6(a)	US0001M + 2.025%	3.6490	10/25/31	237,562
129,651	Amortizing Residential Collateral Trust 2002-BC5(a)	US0001M + 1.800%	3.4240	07/25/32	124,973
335,922	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 2.775%	3.3730	01/25/34	303,749
295,822	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 0.150%	1.7740	09/25/36	108,238
17,232	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 2.100%	3.7240	06/25/34	16,835
190,573	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 4.125%	5.7490	06/25/34	195,484
350,012	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.800%	3.4240	12/25/34	342,087
199,370	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.230%	2.8540	02/25/35	192,104
789,553	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.875%	3.4990	02/25/35	954,530

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
5,424,076	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 0.230%	1.9690	11/25/36	$ 5,000,788
1,000,633	Banc of America Alternative Loan Trust 2006-5(b)		6.0000	06/25/46	124,111
1,755,777	Banc of America Alternative Loan Trust 2006-6(b)		6.0000	07/25/46	226,121
199,416	Banc of America Alternative Loan Trust 2006-8(a),(b)	US0001M + 786.000%	6.0000	11/25/36	37,927
445,370	Banc of America Alternative Loan Trust 2006-8(b)		6.0000	11/25/46	94,997
2,842,991	Banc of America Funding 2005-C Trust(a)	US0001M + 0.650%	2.2620	05/20/35	2,686,871
68,418	Banc of America Funding 2005-F Trust(a)	US0001M + 0.620%	2.2320	09/20/35	51,401
80,395	Banc of America Funding 2005-F Trust(d)		2.5740	09/20/35	71,111
1,493,695	Banc of America Funding 2006-D Trust(a)	US0001M + 0.560%	2.1720	05/20/36	543,162
494,517	Banc of America Mortgage 2007-1 Trust(b)		6.0000	01/25/37	75,025
18,729,314	BANK 2017-BNK6(b),(c),(d)		1.5000	07/15/60	1,017,610
116,887	Bayview Commercial Asset Trust 2003-2(a),(c)	US0001M + 3.225%	4.8490	12/25/33	115,188
83,628	Bayview Commercial Asset Trust 2004-3(a),(c)	US0001M + 2.400%	4.0240	01/25/35	83,517
404,570	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.720%	2.3440	08/25/35	371,187
525,869	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.915%	2.5390	08/25/35	482,604
107,408	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.930%	2.5540	08/25/35	98,328
107,408	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.990%	2.6140	08/25/35	98,225
609,454	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.660%	2.2840	11/25/35	546,835
41,976	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.735%	2.3590	11/25/35	37,581
387,830	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.765%	2.3890	11/25/35	346,414
46,842	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.900%	2.5240	11/25/35	41,907
862,933	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 1.650%	3.2740	11/25/35	784,192
323,837	Bayview Commercial Asset Trust 2005-4(a),(c)	US0001M + 0.750%	2.3740	01/25/36	292,999
165,865	Bayview Commercial Asset Trust 2005-4(a),(c)	US0001M + 0.915%	2.5390	01/25/36	150,418
23,079	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.570%	2.1940	04/25/36	20,602
24,384	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.600%	2.2240	04/25/36	21,602
11,889	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.780%	2.4040	04/25/36	10,535
11,539	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.840%	2.4640	04/25/36	10,213
155,662	Bayview Commercial Asset Trust 2006-2(a),(c)	US0001M + 0.465%	2.0890	07/25/36	141,916
45,361	Bayview Commercial Asset Trust 2006-2(a),(c)	US0001M + 0.525%	2.1490	07/25/36	41,183
953,781	Bayview Commercial Asset Trust 2006-4(a),(c)	US0001M + 0.435%	2.0590	12/25/36	863,401
4,000,000	Bayview Commercial Asset Trust 2006-SP1(a),(c)	US0001M + 3.375%	4.9990	04/25/36	3,360,759
946,693	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.330%	2.1190	01/25/37	860,064
1,453,552	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.470%	2.3290	01/25/37	1,317,579

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
451,124	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.490%	2.3590	01/25/37	$ 408,070
484,632	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.560%	2.4640	01/25/37	438,571
994,658	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 1.200%	3.4240	01/25/37	1,655,097
329,842	Bayview Commercial Asset Trust 2007-1(a),(c)	US0001M + 0.290%	1.9140	03/25/37	300,241
252,879	Bayview Commercial Asset Trust 2007-1(a),(c)	US0001M + 0.320%	1.9440	03/25/37	224,363
1,273,869	Bayview Commercial Asset Trust 2007-2(a),(c)	US0001M + 0.320%	1.9440	07/25/37	1,119,793
1,624,416	Bayview Commercial Asset Trust 2007-4(a),(c)	US0001M + 0.550%	2.1740	09/25/37	2,207,689
12,125,029	Bayview Commercial Asset Trust 2007-5(a),(c)	US0001M + 1.500%	3.1240	10/25/37	8,526,021
475,926	Bayview Financial Acquisition Trust(e)		6.5960	12/28/36	487,350
2,430,000	Bayview Financial Mortgage Pass-Through Trust(a)	US0001M + 2.025%	2.9830	06/28/44	2,144,285
4,756,909	Bayview Financial Mortgage Pass-Through Trust(a)	US0001M + 5.250%	6.8830	08/28/44	4,867,909
571,335	BCAP, LLC 2008-RR3 Trust(c),(d)		6.6680	10/25/36	239,370
1,715,609	BCAP, LLC 2009-RR4 Trust(c),(d)		6.5000	06/26/37	548,021
452,139	BCAP, LLC Trust 2006-AA2(a)	US0001M + 0.170%	1.9640	01/25/37	405,879
284,032	BCMSC Trust 2001-A(d)		8.2650	12/15/30	87,134
905,880	Bear Stearns ALT-A Trust 2003-5(d)		2.8110	12/25/33	850,210
297,538	Bear Stearns ALT-A Trust 2003-6(d)		2.9350	01/25/34	163,213
1,976,915	Bear Stearns ALT-A Trust 2005-10(a)	US0001M + 0.500%	2.1240	01/25/36	2,668,759
1,404,556	Bear Stearns ALT-A Trust 2005-3(d)		2.8590	04/25/35	1,225,638
241,537	Bear Stearns ALT-A Trust 2005-7(d)		2.9280	09/25/35	115,990
1,424,295	Bear Stearns ALT-A Trust 2006-4(d)		3.1500	08/25/36	1,051,710
418,962	Bear Stearns ALT-A Trust 2007-2(a)	US0001M + 0.340%	1.9640	04/25/37	384,940
118,826	Bear Stearns ARM Trust 2004-6(d)		3.4020	09/25/34	113,223
87,776	Bear Stearns ARM Trust 2004-7(d), (h)		2.6250	10/25/34	74,161
355,106	Bear Stearns ARM Trust 2005-12(d)		3.4270	02/25/36	335,608
80,698	Bear Stearns ARM Trust 2007-4(d)		3.4650	06/25/47	75,770
293,321	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.850%	4.4740	06/25/34	262,543
112,763	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 4.125%	4.8090	08/25/34	84,894
182,516	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 5.625%	7.2490	08/25/34	162,287
483,687	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.100%	3.7240	09/25/34	458,009
618,958	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.625%	4.2490	09/25/34	611,072
542,598	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.700%	4.3240	09/25/34	514,325
912,695	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.850%	4.4740	09/25/34	824,074
37,560	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.400%	2.0240	10/25/34	36,369

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
708,000	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 6.000%	7.6240	10/25/34	$ 711,105
376,471	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.625%	4.2490	11/25/34	336,281
212,454	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.700%	4.3240	12/25/34	216,176
998,839	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.140%	1.7640	12/25/36	1,671,414
66,511	Bear Stearns Asset Backed Securities Trust(e)		7.9100	10/25/29	67,949
186,659	Bear Stearns Asset Backed Securities Trust(e)		8.2200	10/25/29	242,467
246,575	Bear Stearns Asset Backed Securities Trust(e)		5.6580	09/25/33	209,748
60,702	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 4.875%	6.4990	10/25/33	68,342
50,341	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.650%	4.2740	11/25/33	37,135
86,246	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.850%	4.4740	01/25/34	78,077
73,148	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 3.375%	4.9990	01/25/34	77,149
112,358	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 6.000%	5.1440	02/25/34	110,468
14,575	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.625%	4.2490	03/25/34	14,950
514,705	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 4.875%	4.8040	03/25/34	531,334
80,288	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 1.875%	3.4990	07/25/34	77,304
51,739	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 5.625%	7.2490	07/25/34	48,539
36,743	Bear Stearns Asset Backed Securities Trust(e)		6.0000	12/25/42	9,737
1,016,463	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 3.750%	5.3740	12/25/44	988,567
85,666	Bear Stearns Asset Backed Securities Trust		6.0000	09/25/46	78,215
2,987,000	Bear Stearns Asset Backed Securities Trust 2006-2(a)	US0001M + 3.750%	5.3740	07/25/36	2,933,374
1,663,553	Bear Stearns Mortgage Funding Trust 2006-AR1(a)	US0001M + 0.520%	2.1440	08/25/36	2,115,476
344,977	Bear Stearns Mortgage Funding Trust 2006-AR5(a)	US0001M + 0.160%	1.7840	12/25/46	306,811
2,888,922	Bear Stearns Mortgage Funding Trust 2006-AR5(a)	US0001M + 0.210%	1.8340	12/25/46	3,512,436
2,770,779	Bear Stearns Mortgage Funding Trust 2007-AR1(a)	US0001M + 0.210%	1.8340	01/25/37	3,262,756
165,162	Bear Stearns Mortgage Funding Trust 2007-AR3(a)	US0001M + 0.140%	1.7640	03/25/37	144,036
2,167,006	Bear Stearns Mortgage Funding Trust 2007-AR3(a)	US0001M + 0.180%	1.8040	03/25/37	2,313,596
1,861,477	Bear Stearns Mortgage Funding Trust 2007-AR3(a)	US0001M + 0.190%	1.8140	04/25/37	1,887,257
26,516	Bear Stearns Mortgage Funding Trust 2007-SL1(a)	US0001M + 0.320%	1.9440	03/25/37	26,308
611,003	Business Loan Express Business Loan Trust 2007-A(a),(c)	US0001M + 1.100%	2.7120	10/20/40	507,320
5,185,716	Carrington Mortgage Loan Trust Series 2005-FRE1(a)	US0001M + 0.930%	2.5540	12/25/35	3,109,404
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1(a)	US0001M + 1.170%	2.7940	02/25/35	1,154,704
825,424	CBA Commercial Small Balance Commercial Mortgage(c),(e)		6.0400	01/25/39	756,833
437,916	C-BASS 2007-CB1 TRUST(a)	US0001M + 0.070%	1.6940	01/25/37	159,568
847,537	C-BASS 2007-CB1 TRUST(e)		5.7210	01/25/37	316,763

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
2,321,055	C-BASS 2007-CB1 TRUST(e)		5.8350	01/25/37	$ 867,268
792,273	CDC Mortgage Capital Trust 2003-HE2(a)	US0001M + 2.850%	4.4740	10/25/33	762,403
961,172	CDC Mortgage Capital Trust 2004-HE1(a)	US0001M + 0.855%	2.4790	06/25/34	1,291,669
581,470	CDC Mortgage Capital Trust 2004-HE1(a)	US0001M + 1.800%	3.4240	06/25/34	606,238
531,341	CDC Mortgage Capital Trust 2004-HE3(a)	US0001M + 1.800%	3.4240	11/25/34	523,372
303,335	Centex Home Equity Loan Trust 2001-b(e)		7.3300	07/25/32	258,126
58,487	Centex Home Equity Loan Trust 2003-A(a)	US0001M + 1.730%	3.3540	03/25/33	54,425
662,927	Centex Home Equity Loan Trust 2004-B(a)	US0001M + 1.575%	3.1990	03/25/34	604,662
215,487	Centex Home Equity Loan Trust 2004-D(a)	US0001M + 1.035%	2.6590	09/25/34	217,806
8,880	Centex Home Equity Loan Trust 2004-D(a)	US0001M + 1.500%	3.1240	09/25/34	9,418
2,500,000	CFCRE Commercial Mortgage Trust 2016-C6(c),(d)		4.3340	11/10/49	2,029,734
3,050,000	CFCRE Commercial Mortgage Trust 2016-C7(c),(d)		4.5410	12/10/54	2,431,155
231,815	Chase Funding Trust Series 2003-1(a)	US0001M + 0.660%	2.2840	11/25/32	227,419
115,181	Chase Funding Trust Series 2003-3		4.8850	05/25/32	75,493
419,802	Chase Mortgage Finance Trust Series 2005-S3		5.5000	11/25/35	340,867
58,657	Chase Mortgage Finance Trust Series 2007-A1(d)		2.8380	02/25/37	58,647
26,806	Chase Mortgage Finance Trust Series 2007-A1(d)		2.9880	02/25/37	24,793
636,310	ChaseFlex Trust Multi-Class Mortgage Pass-Through(a)	US0001M + 0.230%	1.8540	08/25/37	568,748
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust(c),(d)		7.2530	03/25/49	1,431,397
886,137	Chevy Chase Funding, LLC Mortgage-Backed(c),(d)		1.2290	10/25/34	812,193
47,504	Chevy Chase Funding, LLC Mortgage-Backed(a),(c)	US0001M + 0.320%	1.9440	05/25/35	45,823
628,019	Chevy Chase Funding, LLC Mortgage-Backed(c),(d)		1.1430	10/25/35	451,589
500,053	Chevy Chase Funding, LLC Mortgage-Backed(a),(c)	US0001M + 0.180%	1.8040	05/25/48	309,810
485,177	CHL Mortgage Pass-Through Trust 2003-48(d)		2.3930	10/25/33	329,417
332,847	CHL Mortgage Pass-Through Trust 2003-58(d)		2.4450	02/19/34	309,154
34,442	CHL Mortgage Pass-Through Trust 2004-25(a)	US0001M + 0.780%	2.4040	02/25/35	27,877
5,546,878	CHL Mortgage Pass-Through Trust 2004-29(b),(d), (h)		1.2360	02/25/35	85,550
24,689	CHL Mortgage Pass-Through Trust 2005-11(a)	US0001M + 0.270%	1.8940	04/25/35	22,769
331,480	CHL Mortgage Pass-Through Trust 2005-11(a)	US0001M + 0.320%	1.9440	04/25/35	182,604
50,192	CHL Mortgage Pass-Through Trust 2005-11(d)		2.5920	04/25/35	38,627
267,862	CHL Mortgage Pass-Through Trust 2005-14		5.5000	07/25/35	125,093
329,955	CHL Mortgage Pass-Through Trust 2005-2(a)	US0001M + 0.680%	2.3040	03/25/35	291,669
95,806	CHL Mortgage Pass-Through Trust 2006-HYB3(d)		3.1790	05/20/36	89,571
115,360	CHL Mortgage Pass-Through Trust 2007-HYB2(d)		2.7300	02/25/47	104,396

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
261,000	CHL Mortgage Pass-Through Trust 2007-J3		6.0000	07/25/37	$ 137,033
3,118,027	CIT Home Equity Loan Trust 2002-2(e)		6.4900	02/25/31	3,045,000
73,407	Citicorp Mortgage Securities Trust Series 2006-4		6.0000	08/25/36	48,089
35,343	Citicorp Mortgage Securities Trust Series 2007-7(f)		0.0000	08/25/37	25,200
4,265,126	Citicorp Residential Mortgage Trust Series 2006-1(e)		4.7630	07/25/36	2,853,206
1,353,265	Citicorp Residential Mortgage Trust Series 2006-2(e)		5.9960	09/25/36	591,156
3,500,000	Citigroup Commercial Mortgage Trust 2014-GC21(c),(d)		3.5880	05/10/47	2,691,834
25,851,036	Citigroup Commercial Mortgage Trust 2015-GC27(b),(c),(d), (h)		1.5700	02/10/48	750,117
3,000,000	Citigroup Commercial Mortgage Trust 2015-GC35		3.2360	11/10/48	2,099,746
152,723	Citigroup Global Markets Mortgage Securities VII,		7.0000	12/25/27	100,870
415,011	Citigroup Global Markets Mortgage Securities VII,(a)	US0001M + 1.350%	2.9740	01/25/32	415,887
47,169	Citigroup Mortgage Loan Trust 2004-HYB2(d)		2.4230	03/25/34	45,542
148,864	Citigroup Mortgage Loan Trust 2005-3(d)		2.8650	08/25/35	120,136
91,025	Citigroup Mortgage Loan Trust 2006-AR1(a)	H15T1Y + 2.400%	2.4900	03/25/36	85,361
75,735	Citigroup Mortgage Loan Trust 2007-10(d)		3.2140	09/25/37	68,979
1,831,719	Citigroup Mortgage Loan Trust 2007-AHL2(a)	US0001M + 0.070%	1.6940	05/25/37	1,342,428
240,786	Citigroup Mortgage Loan Trust 2007-AHL3(a),(c)	US0001M + 0.170%	1.7940	05/25/37	217,018
83,779	Citigroup Mortgage Loan Trust 2007-AMC2(a)	US0001M + 0.080%	1.7040	01/25/37	64,382
49,851	Citigroup Mortgage Loan Trust 2007-AR8(d)		3.0950	07/25/37	44,609
339,053	Citigroup Mortgage Loan Trust 2007-OPX1(e)		6.3330	01/25/37	168,201
47,462	Citigroup Mortgage Loan Trust, Inc.(d)		2.1920	02/25/34	47,577
309,357	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 1.095%	2.7190	02/25/35	308,305
1,322,377	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 1.875%	3.4990	08/25/35	1,516,639
4,177,783	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 0.975%	2.5990	10/25/35	2,504,946
497,530	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 0.260%	1.8840	11/25/35	428,019
70,207	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	01/25/37	63,698
1,236,772	CitiMortgage Alternative Loan Trust Series 2007-A4		5.7500	04/25/37	1,131,100
3,411,994	CitiMortgage Alternative Loan Trust Series 2007-A6(a),(b)	US0001M + 5.400%	3.7760	06/25/37	254,554
1,860,000	COMM 2012-LC4 Mortgage Trust(d)		5.4560	12/10/44	1,774,369
918,000	COMM 2013-CCRE7 Mortgage Trust(c),(d)		4.5310	03/10/46	864,468
1,300,000	COMM 2014-LC17 Mortgage Trust(c)		3.1140	10/10/47	1,067,085
1,674,223	Conseco Finance Corporation(d)		7.9500	11/15/26	1,608,507
174,273	Conseco Finance Corporation(d)		7.5400	06/15/28	176,523
2,777,439	Conseco Finance Corporation(d)		6.5600	11/01/28	2,391,137

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
3,125,475	Conseco Finance Corporation(d)		6.8300	04/01/30	$ 2,900,208
475,972	Conseco Finance Corporation/Old(a)	US0001M + 5.250%	6.5740	04/15/32	481,617
521,899	Conseco Finance Home Equity Loan Trust 2002-B(a)	US0001M + 5.250%	6.5740	05/15/33	529,159
869,507	Conseco Finance Securitizations Corporation(d)		7.6900	03/01/31	769,561
3,000,000	Conseco Finance Securitizations Corporation(d)		9.5460	12/01/33	2,939,028
1,298,379	Conseco Finance Securitizations Corporation(d)		9.7850	12/01/33	77,724
1,084,194	Countrywide Asset-Backed Certificates(a)	US0001M + 0.900%	2.5240	05/25/32	1,040,896
525,220	Countrywide Asset-Backed Certificates(a)	US0001M + 2.250%	3.8740	11/25/32	507,814
163,696	Countrywide Asset-Backed Certificates(a)	US0001M + 2.550%	4.1740	04/25/33	159,832
763,778	Countrywide Asset-Backed Certificates(a)	US0001M + 1.020%	2.6440	09/25/33	693,367
200,272	Countrywide Asset-Backed Certificates(a)	US0001M + 1.875%	3.4990	04/25/34	189,205
506,367	Countrywide Asset-Backed Certificates(a)	US0001M + 1.875%	3.4990	10/25/34	464,241
1,133,380	Countrywide Asset-Backed Certificates(a)	US0001M + 4.200%	5.8240	12/25/34	1,152,765
144,647	Countrywide Asset-Backed Certificates(a)	US0001M + 0.500%	2.1240	03/25/36	146,079
2,931,090	Countrywide Asset-Backed Certificates(a)	US0001M + 0.975%	2.5990	04/25/36	2,421,242
1,656,279	Countrywide Asset-Backed Certificates(a)	US0001M + 0.615%	2.2390	07/25/36	1,634,678
393,874	Countrywide Asset-Backed Certificates(a)	US0001M + 0.260%	1.8840	12/25/36	377,338
2,426,938	Countrywide Asset-Backed Certificates(a)	US0001M + 0.280%	1.9040	03/25/37	2,381,664
124,572	Countrywide Asset-Backed Certificates(a)	US0001M + 0.140%	1.7640	05/25/37	117,930
236,351	Countrywide Asset-Backed Certificates(a)	US0001M + 0.230%	1.8540	05/25/37	207,856
911,295	Countrywide Asset-Backed Certificates(a),(c)	US0001M + 0.900%	2.5240	03/25/47	783,257
264,802	Credit Suisse First Boston Mortgage Securities(d)		2.9900	06/25/32	261,724
88,747	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 2.000%	3.6240	10/25/32	86,242
1,187,701	Credit Suisse First Boston Mortgage Securities(d)		6.6620	02/25/33	946,547
94,217	Credit Suisse First Boston Mortgage Securities(d)		2.3380	03/25/33	91,796
781,925	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 2.100%	3.7240	02/25/34	793,974
114,483	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 3.250%	3.3050	04/25/34	105,484
1,095,926	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 1.150%	2.7740	11/25/34	936,472
568,329	Credit Suisse First Boston Mortgage Securities		5.5000	02/25/35	520,178
928,113	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 1.950%	3.5740	04/25/32	899,297
573,151	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 3.000%	4.6240	05/25/32	583,271
92,130	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 1.425%	3.0490	01/25/33	90,996
221,578	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 3.750%	3.1670	03/25/34	224,554
145,075	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 4.875%	3.1670	03/25/34	194,653

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
108,178	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 3.000%	3.1670	03/25/34	$ 107,491
102,016	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 2.700%	4.3240	07/25/35	95,421
32,832	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 0.795%	2.4190	12/25/35	32,384
1,258,966	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 1.050%	2.6740	07/25/36	1,231,460
445,000	Credit-Based Asset Servicing and Securitization,(e)		6.1140	04/25/37	320,720
888,585	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 0.340%	1.9640	07/25/37	631,196
1,000,000	Csail 2015-C2 Commercial Mortgage Trust Series 2015-C2 D(d)		4.3160	06/15/57	738,134
608,757	CSFB Mortgage-Backed Trust Series 2004-7(d)		5.9360	11/25/34	336,185
132,574	CWABS Asset-Backed Certificates Trust 2005-1(d)		4.7010	07/25/35	95,392
2,651,473	CWABS Asset-Backed Certificates Trust 2005-1(d)		4.7010	07/25/35	2,403,387
1,883,000	CWABS Asset-Backed Certificates Trust 2005-4(d)		5.2360	07/25/35	1,409,098
1,646,066	CWABS Inc Asset-Backed Certificates Trust 2004-4(a)	US0001M + 4.500%	6.1240	08/25/33	1,664,376
23,458	CWABS Inc Asset-Backed Certificates Trust 2004-5(a)	US0001M + 0.855%	2.4790	08/25/34	23,088
886,248	CWHEQ Revolving Home Equity Loan Trust Series(a),(c)	US0001M + 0.180%	1.5040	05/15/35	868,754
248,355	CWHEQ Revolving Home Equity Loan Trust Series(a)	US0001M + 0.200%	1.5240	05/15/36	235,489
146,963	Delta Funding Home Equity Loan Trust 1999-3(e)		8.1000	01/15/30	97,495
89,537	Deutsche Alt-A Securities Inc Mortgage Loan Trust(d)		5.5000	11/25/35	125,301
685,831	Deutsche Alt-A Securities Mortgage Loan Trust		6.0000	10/25/22	522,862
1,196,362	Deutsche Alt-A Securities Mortgage Loan Trust(a)	US0001M + 0.400%	2.0240	08/25/47	837,857
2,295,502	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1(e)		5.1700	12/25/33	1,992,235
954,447	Deutsche Mortgage Securities Inc REMIC Trust(a),(c)	US0001M + 0.250%	1.9160	05/28/37	389,252
14,663	DSLA Mortgage Loan Trust 2004-AR3(a)	US0001M + 1.650%	3.2620	08/25/35	12,918
303,869	DSLA Mortgage Loan Trust 2004-AR3(a)	US0001M + 1.875%	3.4870	07/19/44	163,045
15,480	DSLA Mortgage Loan Trust 2005-AR1(a)	US0001M + 0.660%	2.2720	02/19/45	1,020
3,314,796	DSLA Mortgage Loan Trust 2007-AR1(a)	US0001M + 0.180%	1.7920	04/19/47	3,725,230
969,337	EMC Mortgage Loan Trust 2002-A(a),(c)	US0001M + 2.550%	4.1740	05/25/39	959,477
2,893,865	Equifirst Loan Securitization Trust 2007-1(a)	US0001M + 0.280%	1.9040	04/25/37	4,901,737
440,587	EquiFirst Mortgage Loan Trust 2004-3(a)	US0001M + 3.900%	5.5240	12/25/34	389,616
850,860	EquiFirst Mortgage Loan Trust 2005-1(a)	US0001M + 1.800%	3.4240	04/25/35	794,292
457,005	Equity One Mortgage Pass-Through Trust 2004-3(e)		4.0420	07/25/34	371,229
142,964	Fannie Mae REMIC Trust 2003-W1(d)		2.6960	12/25/42	113,423
432,424	Finance America Mortgage Loan Trust 2004-1(a)	US0001M + 2.175%	3.7990	06/25/34	374,540
228,003	Finance America Mortgage Loan Trust 2004-2(a)	US0001M + 0.900%	2.5240	08/25/34	217,566
640,958	First Franklin Mortgage Loan Trust 2002-FF4(a)	US0001M + 1.575%	3.1990	02/25/33	534,413

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
29,127	First Franklin Mortgage Loan Trust 2002-FFA(a)	US0001M + 2.000%	3.6240	09/25/32	$ 32,207
274,113	First Franklin Mortgage Loan Trust 2003-FF4(a)	US0001M + 2.475%	4.0990	10/25/33	237,905
886,635	First Franklin Mortgage Loan Trust 2003-FFH1(a)	US0001M + 2.625%	4.2490	09/25/33	842,145
2,808,896	First Franklin Mortgage Loan Trust 2003-FFH2(a)	US0001M + 2.370%	3.9940	02/25/34	2,730,230
2,596,711	First Franklin Mortgage Loan Trust 2004-FF10(a)	US0001M + 2.325%	3.9490	05/25/34	2,236,235
429,595	First Franklin Mortgage Loan Trust 2004-FF5(a)	US0001M + 2.400%	4.0240	08/25/34	402,269
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7(a)	US0001M + 2.175%	3.7990	09/25/34	1,149,036
943,609	First Franklin Mortgage Loan Trust 2004-FF7(e)		5.5000	09/25/34	844,057
913,553	First Franklin Mortgage Loan Trust 2004-FFH4(a)	US0001M + 2.700%	4.3240	01/25/35	873,100
5,148,250	First Franklin Mortgage Loan Trust 2005-FF9(a)	US0001M + 0.810%	2.4340	10/25/35	5,152,401
4,626,032	First Franklin Mortgage Loan Trust 2006-FF10(a)	US0001M + 0.270%	1.8940	07/25/36	6,783,813
4,270,744	First Franklin Mortgage Loan Trust 2006-FF11(a)	US0001M + 0.375%	1.9990	08/25/36	4,169,799
4,269,742	First NLC Trust 2005-1(a)	US0001M + 0.645%	2.2690	05/25/35	3,681,359
1,217,846	First NLC Trust 2007-1(a),(c)	US0001M + 0.280%	1.9040	08/25/37	693,624
54,487	Fremont Home Loan Trust 2004-B(a)	US0001M + 2.325%	3.9490	05/25/34	54,932
78,071	Fremont Home Loan Trust 2004-C(a)	US0001M + 1.725%	3.3490	08/25/34	74,673
387,409	GE Capital Mortgage Funding Corp 1999-HE3 Trust(d)		7.7750	10/25/29	383,063
97,757	GE Capital Mortgage Services Inc 1999-HE2 Trust(d)		7.9050	07/25/29	52,478
1,490,463	Global Mortgage Securitization Ltd.(c)		5.2500	04/25/32	1,366,681
349,118	GMACM Home Equity Loan Trust 2006-HE1(a)	US0001M + 0.315%	1.9390	11/25/36	485,328
1,549,199	GMACM Mortgage Loan Trust 2004-GH1(e)		5.5000	07/25/35	1,376,531
18,388	GreenPoint Mortgage Funding Trust 2006-AR3(a)	US0001M + 0.460%	2.0840	04/25/36	19,423
5,460,529	GreenPoint Mortgage Funding Trust Series 2006-AR6(a)	US0001M + 0.220%	2.0640	10/25/46	5,305,662
1,560,697	GreenPoint Mortgage Funding Trust Series 2006-AR6(a)	US0001M + 0.340%	2.3040	10/25/46	1,155,635
359,423	GreenPoint Mortgage Loan Trust 2004-1(a)	US0001M + 1.150%	2.7740	10/25/34	335,097
1,250,000	GS Mortgage Securities Corp Trust 2018-3PCK(a),(c)	US0001M + 4.000%	5.5740	09/15/31	1,151,893
10,244,094	GS Mortgage Securities Corporation II(a),(c)	US0001M + 1.550%	3.1240	09/15/31	9,074,960
2,133,248	GS Mortgage Securities Trust 2007-GG10(d)		6.0250	08/10/45	725,526
125,000	GS Mortgage Securities Trust 2011-GC5(c),(d)		5.3020	08/10/44	119,355
558,529	GS Mortgage Securities Trust 2011-GC5(c),(d)		5.3020	08/10/44	468,327
3,500,000	GS Mortgage Securities Trust 2014-GC22(c),(d)		4.8430	06/10/47	3,138,942
2,416,666	GS Mortgage Securities Trust 2014-GC24(c),(d)		4.6650	09/10/47	1,666,811
3,790,000	GS Mortgage Securities Trust 2014-GC26(c),(d)		4.6720	11/10/47	2,724,109
3,000,000	GS Mortgage Securities Trust 2016-GS4 Series 2016-GS4 Class D(c),(d)		3.2330	11/10/49	2,384,243

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
144,506	GSAA Home Equity Trust 2005-2(a)	US0001M + 2.175%	3.7990	12/25/34	$ 194,274
54,803	GSAA Home Equity Trust 2006-3(a)	US0001M + 0.160%	1.7840	03/25/36	23,241
1,842,000	GSAA Trust(e)		6.2600	11/25/34	1,662,354
166,297	GSAMP Trust 2004-OPT(a)	US0001M + 2.550%	3.2620	11/25/34	143,749
89,597	GSAMP Trust 2004-WF(a)	US0001M + 2.475%	4.0990	10/25/34	85,783
1,664,992	GSAMP Trust 2006-NC1(a)	US0001M + 0.570%	2.1940	02/25/36	1,948,248
1,044,402	GSAMP Trust 2007-FM1(a)	US0001M + 0.120%	1.7440	12/25/36	554,132
2,000,000	GSAMP Trust 2007-SEA1(c),(e)		5.5000	12/25/36	1,763,041
1,535,858	GSMPS Mortgage Loan Trust 2003-3(c),(d)		7.0520	06/25/43	238,905
145,419	GSMPS Mortgage Loan Trust 2006-RP1(a),(c)	US0001M + 0.350%	1.9740	01/25/36	121,911
268,862	GSR Mortgage Loan Trust 2003-1(a)	H15T1Y + 1.750%	2.8800	03/25/33	247,430
155,811	GSR Mortgage Loan Trust 2003-2F		4.7500	03/25/32	147,271
14,545	GSR Mortgage Loan Trust 2004-7(d)		3.0370	06/25/34	14,296
2,180,305	GSR Mortgage Loan Trust 2006-4F(a)	US0001M + 0.350%	1.9740	05/25/36	203,448
1,069,418	GSR Mortgage Loan Trust 2006-9F(a)	US0001M + 0.350%	1.9740	10/25/36	131,007
23,762	GSR Mortgage Loan Trust 2006-AR2(a)	US0001M + 0.780%	2.4040	12/25/35	10,257
113,029	GSR Mortgage Loan Trust 2006-AR2(d)		2.6390	04/25/36	84,142
1,223,084	GSR Mortgage Loan Trust 2006-OA1(a)	US0001M + 0.520%	2.1440	08/25/46	452,616
490,830	HarborView Mortgage Loan Trust 2005-12(a)	12MTA + 2.000%	2.4760	10/19/35	303,532
3,636,491	HarborView Mortgage Loan Trust 2005-13(a)	US0001M + 0.560%	2.1720	02/19/36	2,084,763
130,200	HarborView Mortgage Loan Trust 2005-6(a)	US0006M + 0.760%	3.5400	07/19/45	112,743
1,451,315	HarborView Mortgage Loan Trust 2005-6(a)	US0006M + 0.825%	3.6050	07/19/45	1,186,973
17,094,616	HarborView Mortgage Loan Trust 2005-8(b),(d), (h)		0.5740	09/19/35	36
12,213,942	HarborView Mortgage Loan Trust 2006-1(b),(d)		1.2040	03/19/36	241,051
4,346,938	HarborView Mortgage Loan Trust 2006-10(a)	US0001M + 0.240%	1.8520	11/19/36	4,019,261
1,530,933	HarborView Mortgage Loan Trust 2006-12(a)	US0001M + 0.240%	1.8520	12/19/36	1,446,024
1,057,265	HarborView Mortgage Loan Trust 2006-14(a)	US0001M + 0.200%	2.0120	02/19/37	1,906,310
133,577	HarborView Mortgage Loan Trust 2006-7(a)	US0001M + 0.400%	1.9950	09/19/46	123,895
2,136,769	HarborView Mortgage Loan Trust 2007-1(a)	US0001M + 0.360%	1.9720	03/19/37	2,958,784
1,864,036	HarborView Mortgage Loan Trust 2007-3(a)	US0001M + 0.230%	1.8420	05/19/47	1,716,093
5,013,543	HarborView Mortgage Loan Trust 2007-7(a)	US0001M + 1.000%	2.6240	10/25/37	4,338,133
850,000	HMH Trust 2017-NSS(c)		3.0620	07/05/31	857,407
8,113,000	HMH Trust 2017-NSS(c)		6.2920	07/05/31	7,665,217
4,000,000	HMH Trust 2017-NSS(c)		8.4800	07/05/31	3,740,368

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
234,036	Home Equity Asset Trust(a)	US0001M + 2.550%	4.1740	03/25/33	$ 226,510
135,035	Home Equity Asset Trust(a)	US0001M + 2.350%	3.9740	04/25/34	128,229
296,287	Home Equity Asset Trust(a)	US0001M + 2.500%	4.1240	04/25/34	278,012
266,912	Home Equity Asset Trust(a)	US0001M + 2.600%	4.2240	08/25/34	634,645
770,660	Home Equity Asset Trust(a)	US0001M + 1.500%	3.1240	03/25/35	735,384
206,099	Home Equity Asset Trust 2002-2(a)	US0001M + 1.850%	3.4740	06/25/32	191,926
215,407	Home Equity Asset Trust 2004-6(a)	US0001M + 1.650%	3.2740	12/25/34	210,948
1,140,128	Home Equity Asset Trust 2005-4(a)	US0001M + 1.680%	3.3040	10/25/35	1,267,920
8,866,849	Home Equity Loan Trust(a)	US0001M + 0.500%	2.1240	04/25/37	9,631,327
467,399	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 2.175%	3.7990	12/25/32	470,537
105,693	Home Equity Mortgage Loan Asset-Backed Trust(e)		4.9020	04/25/33	144,343
123,440	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 2.175%	3.7990	11/25/34	122,635
156,564	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 1.425%	3.0490	03/25/35	138,976
344,441	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 1.575%	3.1990	03/25/35	305,699
293,558	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 1.875%	3.4990	03/25/35	266,283
137,000	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.660%	2.2840	03/25/36	128,068
171,528	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.120%	1.7440	04/25/37	118,478
998,847	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.220%	1.8440	04/25/37	791,700
1,535,565	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.240%	1.8640	04/25/37	1,067,013
108,259	HomeBanc Mortgage Trust 2004-2(a)	US0001M + 0.975%	2.5990	12/25/34	103,016
419,760	HomeBanc Mortgage Trust 2005-1(a)	US0001M + 1.875%	2.1580	03/25/35	335,321
54,782	HomeBanc Mortgage Trust 2005-1(a)	US0001M + 1.950%	2.1580	03/25/35	43,713
4,994,475	HSI Asset Securitization Corp Trust 2007-WF1(a)	US0001M + 0.270%	1.8940	05/25/37	5,888,295
984,822	Hudsons Bay Simon JV Trust 2015-HBS(a),(c)	US0001M + 2.400%	3.5200	08/05/34	793,760
1,846,000	Hudsons Bay Simon JV Trust 2015-HBS Series 2015-HB10 A10(c)		4.1540	08/05/34	1,668,470
453,975	IMC Home Equity Loan Trust 1998-1(e)		7.5300	06/20/29	420,477
1,275	IMC Home Equity Loan Trust 1998-5(e)		6.5600	03/15/37	1,256
377,514	Impac CMB Trust Series 2004-11(a)	US0001M + 0.740%	2.3640	03/25/35	366,575
56,921	Impac CMB Trust Series 2004-4(a)	US0001M + 2.250%	3.8740	09/25/34	55,820
279,059	Impac CMB Trust Series 2005-2(a)	US0001M + 0.645%	2.2690	04/25/35	262,436
477,125	Impac CMB Trust Series 2005-2(a)	US0001M + 0.765%	2.3890	04/25/35	441,329
113,111	Impac CMB Trust Series 2005-2(a)	US0001M + 1.125%	2.7490	04/25/35	103,448
75,407	Impac CMB Trust Series 2005-2(a)	US0001M + 2.475%	4.0990	04/25/35	70,381
4,726	Impac CMB Trust Series 2005-6(a)	US0001M + 3.375%	4.9990	10/25/35	4,749

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
234,498	Impac Secured Assets CMN Owner Trust		6.5000	04/25/33	$ 154,464
900,165	Impac Secured Assets CMN Owner Trust(e)		5.5480	03/25/34	776,122
4,223,225	Impac Secured Assets Corp Series 2004-4(a)	US0001M + 1.650%	3.2740	02/25/35	4,012,736
1,549,420	IndyMac IMJA Mortgage Loan Trust 2007-A1		6.0000	08/25/37	725,603
1,471,728	IndyMac IMJA Mortgage Loan Trust 2007-A3		6.2500	11/25/37	775,952
4,952,692	IndyMac IMSC Mortgage Loan Trust 2007-HOA1(a)	US0001M + 0.180%	1.9840	07/25/47	3,812,562
84,730	IndyMac INDA Mortgage Loan Trust 2006-AR3(d)		2.9220	12/25/36	75,517
981,349	IndyMac INDX Mortgage Loan Trust 2004-AR13(d)		2.7400	01/25/35	804,786
1,515,837	IndyMac INDX Mortgage Loan Trust 2004-AR14(a)	US0001M + 0.720%	2.3440	01/25/35	1,241,063
105,133	IndyMac INDX Mortgage Loan Trust 2004-AR5(a)	US0001M + 0.800%	2.4240	08/25/34	92,887
939,364	IndyMac INDX Mortgage Loan Trust 2004-AR6(d)		3.2840	10/25/34	903,034
950,233	IndyMac INDX Mortgage Loan Trust 2004-AR9(a)	US0001M + 1.800%	3.4240	11/25/34	681,327
217,261	IndyMac INDX Mortgage Loan Trust 2005-AR2(a)	US0001M + 0.780%	2.4040	02/25/35	161,571
304,983	IndyMac INDX Mortgage Loan Trust 2005-AR23(d)		2.7680	11/25/35	266,893
392,960	IndyMac INDX Mortgage Loan Trust 2005-AR4(a)	US0001M + 0.560%	2.1840	03/25/35	383,266
244,928	IndyMac INDX Mortgage Loan Trust 2006-AR21(a)	US0001M + 0.240%	1.8640	08/25/36	226,067
577,217	IndyMac INDX Mortgage Loan Trust 2006-AR29(a)	US0001M + 0.160%	1.7840	11/25/36	566,550
707,252	IndyMac INDX Mortgage Loan Trust 2006-AR29(a)	US0001M + 0.340%	1.9640	11/25/36	698,307
44,966	IndyMac INDX Mortgage Loan Trust 2006-AR5(d)		3.2010	05/25/36	43,717
83,261	IndyMac INDX Mortgage Loan Trust 2006-AR6(a)	US0001M + 0.400%	2.0240	06/25/46	73,358
570,336	IndyMac INDX Mortgage Loan Trust 2006-AR8(a)	US0001M + 0.460%	2.0840	07/25/46	588,286
1,544,964	IndyMac INDX Mortgage Loan Trust 2007-FLX3(a)	US0001M + 0.270%	1.8940	06/25/37	1,755,656
11,293	Irwin Home Equity Loan Trust 2006-1(a),(c)	US0001M + 0.420%	2.0440	09/25/35	11,208
397,030	JP Morgan Alternative Loan Trust(d)		3.3210	05/25/36	280,728
2,418,450	JP Morgan Chase Commercial Mortgage Securities(c)		3.4290	06/10/27	1,362,797
3,206,641	JP Morgan Chase Commercial Mortgage Securities(c)		3.9100	05/05/30	2,597,379
64,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)	US0001M + 2.550%	3.8740	04/15/31	60,407
27,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)	US0001M + 3.370%	4.6940	04/15/31	25,422
1,821,000	JP Morgan Chase Commercial Mortgage Securities(d)		4.3030	04/15/46	1,368,829
3,249,541	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 Class A-MS		5.3370	05/15/47	2,996,600
957,411	JP Morgan Mortgage Trust 2005-A1(d)		2.5640	02/25/35	778,640
78,435	JP Morgan Mortgage Trust 2006-A6(d)		2.7000	10/25/36	61,301
170,798	JP Morgan Mortgage Trust 2006-A7(d)		3.1480	01/25/37	152,312
131,571	JP Morgan Mortgage Trust 2006-S3		6.5000	08/25/36	62,373

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
1,000,000	JPMBB Commercial Mortgage Securities Trust(c),(d)		3.7820	10/15/48	$ 698,752
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1(c),(d)		4.8900	03/15/49	2,633,801
2,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C2(c),(d)		3.5120	06/15/49	1,590,640
5,000,000	Lehman Brothers Small Balance Commercial Mortgage(a),(c)	US0001M + 0.600%	2.2240	06/25/37	4,293,930
1,856,464	Lehman Mortgage Trust 2005-3		5.5000	01/25/36	1,196,731
41,269	Lehman Mortgage Trust 2005-3		6.0000	01/25/36	38,823
4,930,761	Lehman Mortgage Trust 2007-5(a),(b)	US0001M + 6.340%	4.7160	06/25/37	903,796
138,320	Lehman XS Trust 2007-1(a)	US0001M + 0.460%	2.0840	02/25/37	114,326
1,001,776	Lehman XS Trust 2007-6(a)	US0001M + 0.420%	2.0440	05/25/37	843,793
1,304,347	Lehman XS Trust Series 2005-5N(a)	US0001M + 0.500%	2.1240	11/25/35	1,062,609
1	Lehman XS Trust Series 2006-18N(a), (h)	US0001M + 0.340%	1.9640	12/25/36	1
1,631,285	Lehman XS Trust Series 2006-18N(a)	US0001M + 0.190%	2.0040	12/25/36	1,365,262
729,947	Lehman XS Trust Series 2007-12N(a)	US0001M + 0.200%	2.0240	07/25/47	710,229
138,579	Lehman XS Trust Series 2007-16N(a)	US0001M + 0.850%	3.3240	09/25/47	126,432
922,895	Lehman XS Trust Series 2007-7N(a)	US0001M + 0.240%	2.1040	06/25/47	890,284
437,558	MASTR Alternative Loan Trust 2006-2(a)	US0001M + 0.350%	1.9740	03/25/36	39,889
284,413	MASTR Alternative Loan Trust 2006-2(a)	US0001M + 0.400%	2.0240	03/25/36	26,421
109,316	Mastr Asset Backed Securities Trust 2004-FRE1(a)	US0001M + 2.100%	3.7240	07/25/34	101,862
106,409	Mastr Asset Backed Securities Trust 2004-HE1(a)	US0001M + 3.750%	5.3740	09/25/34	95,762
267,360	Mastr Asset Backed Securities Trust 2004-OPT2(a)	US0001M + 1.500%	3.1240	09/25/34	262,956
859,919	Mastr Asset Backed Securities Trust 2004-OPT2(a)	US0001M + 2.850%	4.4740	09/25/34	710,000
83,397	Mastr Asset Backed Securities Trust 2005-NC1(a)	US0001M + 1.200%	2.8240	12/25/34	83,990
417,413	MASTR Asset Securitization Trust 2004-1(d)		5.4910	02/25/34	346,388
57,161	MASTR Asset Securitization Trust 2004-3		5.5000	03/25/34	19,357
332,556	Mastr Specialized Loan Trust(c),(e)		6.2500	07/25/35	346,087
722,485	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(d)		2.6100	10/20/29	703,447
815,750	MERIT Securities Corporation(e)		8.3500	07/28/33	709,189
645,224	Merrill Lynch Alternative Note Asset Trust Series(a)	US0001M + 0.250%	2.1240	08/25/37	563,017
62,307	Merrill Lynch Mortgage Investors Trust MLMI Series(d)		2.9340	12/25/32	55,120
1,088,197	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 2.475%	4.0990	07/25/34	1,056,592
3,417,389	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 0.975%	2.5990	08/25/35	4,507,158
713,415	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 5.250%	6.8740	08/25/35	727,968
138,470	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 0.795%	2.4190	09/25/35	135,616
1,092,952	Merrill Lynch Mortgage Investors Trust Series(a),(c)	US0001M + 5.625%	7.2490	09/25/35	1,027,450

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
172,496	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 1.950%	3.5740	10/25/35	$ 158,714
5,543,656	Merrill Lynch Mortgage Investors Trust Series MLCC(b),(d)		0.7240	01/25/29	27,247
296,633	Merrill Lynch Mortgage Investors Trust Series MLCC(d)		1.7990	09/25/37	76,352
42,404	Merrill Lynch Mortgage Investors Trust Series MLMI(d)		2.3880	02/25/34	35,038
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10(a)	US0001M + 5.625%	7.2490	10/25/33	746,011
1,617,153	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC5(a)	US0001M + 4.950%	6.5740	04/25/33	1,637,586
420,215	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(a)	US0001M + 5.400%	7.0240	09/25/33	420,505
568,546	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(a)	US0001M + 5.625%	7.2490	09/25/33	552,245
30,200	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7(a)	US0001M + 1.725%	3.3490	07/25/34	29,370
492,840	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE2(a)	US0001M + 1.020%	2.6440	01/25/35	449,197
1,100,106	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC1(a)	US0001M + 1.095%	2.7190	01/25/35	1,023,241
1,887,631	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC2(a)	US0001M + 1.035%	2.6590	03/25/35	1,558,715
200,000	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4(a)	US0001M + 1.050%	2.6740	04/25/35	191,025
282,874	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE3(a)	US0001M + 0.060%	1.6840	12/25/36	155,763
2,667,000	Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)		4.3460	02/15/46	2,111,911
100,000	Morgan Stanley Bank of America Merrill Lynch Trust(d)		4.2090	07/15/46	89,173
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust(c)		2.8770	05/15/49	1,207,861
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)		3.0000	09/15/49	2,497,497
4,566,000	Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)		3.0000	11/15/49	3,352,639
750,000	Morgan Stanley Capital I Trust 2019-BPR(a),(c)	US0001M + 4.250%	5.5740	05/15/36	655,018
109,000	Morgan Stanley Capital I Trust 2019-MEAD(c),(d)		3.2830	11/10/36	101,302
1,130,233	Morgan Stanley Home Equity Loan Trust 2007-2(a)	US0001M + 0.100%	1.7240	04/25/37	654,995
2,101,178	Morgan Stanley IXIS Real Estate Capital Trust(a)	US0001M + 0.150%	1.7740	11/25/36	788,372
503,411	Morgan Stanley Mortgage Loan Trust 2004-11AR(a)	US0001M + 0.600%	2.2240	01/25/35	407,914
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX(a)	US0001M + 0.640%	2.2640	04/25/37	963,033
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX(a)	US0001M + 0.640%	2.2640	04/25/37	241,868
112,476	MortgageIT Trust 2005-2(a)	US0001M + 0.810%	2.4340	05/25/35	109,576
37,035	MortgageIT Trust 2005-2(a)	US0001M + 1.650%	2.7120	05/25/35	34,386
856,228	New Century Home Equity Loan Trust 2003-6(a)	US0001M + 4.763%	6.3860	01/25/34	873,174
30,793	New Century Home Equity Loan Trust 2004-1(a)	US0001M + 2.025%	3.6490	05/25/34	31,984
1,090,011	New Century Home Equity Loan Trust Series 2003-2(a)	US0001M + 3.000%	4.6240	01/25/33	953,355
174,454	New Century Home Equity Loan Trust Series 2003-3(a)	US0001M + 5.625%	7.2490	07/25/33	203,455
29,202	New Century Home Equity Loan Trust Series 2003-5(e)		4.8580	11/25/33	24,618
1,579,466	New Century Home Equity Loan Trust Series 2003-5(c),(e)		4.8580	11/25/33	1,213,409

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
45,233	New Century Home Equity Loan Trust Series 2003-5(e)		6.0000	11/25/33	$ 44,425
885,471	Newcastle Mortgage Securities Trust 2007-1(a)	US0001M + 0.650%	2.2740	04/25/37	2,795,438
125,638	Nomura Asset Acceptance Corp Alternative Loan(a)	US0001M + 1.100%	2.7240	08/25/34	136,942
230,451	Nomura Asset Acceptance Corp Alternative Loan(d)		3.4180	06/25/36	186,460
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1(a)	US0001M + 2.550%	4.1740	06/25/34	1,253,419
98,506	NovaStar Mortgage Funding Trust Series 2004-3(a)	US0001M + 2.775%	4.3990	12/25/34	93,077
3,343,673	NovaStar Mortgage Funding Trust Series 2005-1(a)	US0001M + 1.770%	3.3940	06/25/35	2,485,950
321,940	NovaStar Mortgage Funding Trust Series 2006-MTA1(a)	US0001M + 0.380%	0.3710	09/25/46	310,297
1,901,164	Oakwood Mortgage Investors, Inc.(d)		7.7600	03/15/32	1,732,094
237,975	Option One Mortgage Loan Trust 2004-1(a)	US0001M + 2.025%	3.6490	01/25/34	216,817
298,286	Option One Mortgage Loan Trust 2004-1(a)	US0001M + 2.475%	4.0990	01/25/34	270,214
102,888	Option One Mortgage Loan Trust 2004-2(a)	US0001M + 1.575%	3.1990	05/25/34	107,340
201,792	Option One Mortgage Loan Trust 2004-2(a)	US0001M + 1.875%	3.4990	05/25/34	203,690
593,107	Option One Mortgage Loan Trust 2004-2(a)	US0001M + 2.700%	4.3240	05/25/34	566,817
4,546,373	OPTONE 68402SAC3 DEL TR 2016-1(b),(c),(d)		22.8270	02/26/38	3,248,770
197,680	Origen Manufactured Housing Contract Trust 2001-A(d)		7.8200	03/15/32	184,670
931,597	Ownit Mortgage Loan Trust Series 2004-1(a)	US0001M + 2.775%	4.3990	07/25/35	1,111,907
2,342,761	Ownit Mortgage Loan Trust Series 2005-4(a)	US0001M + 0.825%	2.4490	08/25/36	2,183,952
3,814,367	Ownit Mortgage Loan Trust Series 2006-3(a)	US0001M + 0.495%	2.1190	03/25/37	3,785,875
8,387,000	Palisades Center Trust 2016-PLSD(c)		2.7130	04/13/33	7,959,639
1,275,989	Park Place Securities Inc Asset-Backed(a)	US0001M + 2.775%	4.3990	09/25/34	1,271,438
27,471	Park Place Securities Inc Asset-Backed(a)	US0001M + 0.720%	2.3440	08/25/35	28,265
3,134,863	Park Place Securities Inc Asset-Backed(a)	US0001M + 0.990%	2.6140	09/25/35	2,797,992
189,648	People's Choice Home Loan Securities Trust Series(a)	US0001M + 1.725%	3.3490	10/25/34	179,690
1,325,384	People's Choice Home Loan Securities Trust Series(a)	US0001M + 2.700%	4.3240	10/25/34	1,029,183
31,295	Popular A.B.S Mortgage Pass-Through Trust 2005-5(e)		3.5310	11/25/35	30,663
2,280,292	Popular A.B.S Mortgage Pass-Through Trust 2006-C(a)	US0001M + 0.430%	2.0540	07/25/36	2,687,482
4,094	Prime Mortgage Trust 2006-1		5.5000	06/25/36	4,082
695,000	Prime Mortgage Trust 2006-CL1(a)	US0001M + 0.720%	2.3440	02/25/35	603,533
300,000	Provident Bank Home Equity Loan Trust 1998-4(a)	US0001M + 3.500%	5.1240	01/25/30	280,771
591,492	Provident Bank Home Equity Loan Trust 1999-3(a)	US0001M + 0.390%	1.7860	01/25/31	399,770
172,708	Provident Bank Home Equity Loan Trust 1999-3(a)	US0001M + 0.420%	1.8460	01/25/31	130,560
1,517,201	Quest Trust(a),(c)	US0001M + 5.250%	3.6990	12/25/33	1,321,080
245,910	Quest Trust(a),(c)	US0001M + 4.875%	6.4990	02/25/34	251,231

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
1,283,307	Quest Trust(a),(c)	US0001M + 3.225%	4.8490	06/25/34	$ 1,198,231
325,067	RAAC Series 2004-SP3 Trust(a)	US0001M + 2.775%	4.3990	09/25/34	207,201
559,318	RAAC Series 2005-SP2 Trust(a)	US0001M + 0.600%	2.2240	06/25/44	485,749
200,733	RAAC Series 2006-SP1 Trust(a)	US0001M + 0.825%	2.4490	09/25/45	166,089
491,596	RAAC Series 2007-RP4 Trust(a),(c)	US0001M + 0.350%	1.9740	11/25/46	466,025
6,970	RALI Series 2003-QS9 Trust(a)	US0001M + 0.450%	2.0740	05/25/30	6,649
3,810,226	RALI Series 2005-QO1 Trust(a)	US0001M + 0.380%	2.0040	08/25/35	1,705,254
222,621	RALI Series 2005-QS7 Trust		5.5000	06/25/35	207,231
2,006,715	RALI Series 2006-QA8 Trust(a)	US0001M + 0.380%	2.0040	09/25/36	1,908,930
1,719,119	RALI Series 2006-QO7 Trust(a)	12MTA + 0.800%	1.2760	09/25/46	1,510,715
377,128	RALI Series 2006-QO8 Trust(a)	US0001M + 0.400%	2.0240	10/25/46	365,123
37,262,470	RALI Series 2006-QS12 Trust(b),(d)		0.4680	09/25/36	477,116
300,262	RALI Series 2006-QS16 Trust		6.0000	11/25/36	257,041
162,752	RALI Series 2006-QS7 Trust(a)	US0001M + 0.400%	2.0240	06/25/36	119,493
1,459,998	RALI Series 2007-QH3 Trust(a)	US0001M + 0.210%	2.0440	04/25/37	3,835,218
890,265	RALI Series 2007-QH5 Trust(a)	US0001M + 0.250%	2.1240	06/25/37	139,018
636,479	RALI Series 2007-QH7 Trust(a)	US0001M + 0.540%	2.1640	08/25/37	361,007
358,780	RAMP Series 2003-RS7 Trust(a)	US0001M + 3.600%	4.0820	08/25/33	287,628
386,390	RAMP Series 2003-RS9 Trust(a)	US0001M + 1.800%	4.3240	10/25/33	372,586
6,258	RAMP Series 2004-SL1 Trust(a)	US0001M + 1.900%	4.4740	10/25/31	5,770
1,000,000	RAMP Series 2005-EFC4 Trust(a)	US0001M + 0.630%	2.5690	09/25/35	969,028
335,046	RAMP Series 2005-RS8 Trust(a)	US0001M + 0.500%	2.3740	09/25/35	328,625
876,400	RAMP Series 2006-RS1 Trust(a)	US0001M + 0.410%	2.2390	01/25/36	704,538
2,382,910	RAMP Series 2006-RZ2 Trust(a)	US0001M + 0.340%	2.1340	05/25/36	2,840,190
241,182	RAMP Series 2007-RS2 Trust(a)	US0001M + 0.370%	2.3640	05/25/37	224,725
586,324	RASC Series 2003-KS4 Trust(a)	US0001M + 0.290%	2.2040	06/25/33	565,533
1,215,217	RASC Series 2005-KS12 Trust(a)	US0001M + 0.670%	2.6290	01/25/36	1,265,366
3,000,000	RASC Series 2005-KS6 Trust(a)	US0001M + 1.250%	3.4990	07/25/35	2,854,342
353,649	Renaissance Home Equity Loan Trust 2002-3(a)	US0001M + 5.250%	6.8740	12/25/32	311,172
372,072	Renaissance Home Equity Loan Trust 2003-2(a)	US0001M + 3.000%	3.8840	08/25/33	344,482
11,529,420	Reperforming Loan REMIC Trust 2005-R1(b),(c),(d)		5.1570	03/25/35	897,556
10,999,117	Reperforming Loan REMIC Trust 2005-R2(b),(c),(d)		4.6300	06/25/35	897,119
12,919,749	Reperforming Loan REMIC Trust 2006-R1(b),(d)		4.5710	01/25/36	729,479
1,081,806	Residential Asset Securitization Trust 2003-A4		5.7500	05/25/33	779,849

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
16,566,428	Residential Asset Securitization Trust 2005-A11CB(b),(d)		0.3490	10/25/35	$ 133,081
264,644	Residential Asset Securitization Trust 2005-A16		6.0000	02/25/36	136,724
1,797,629	Residential Asset Securitization Trust 2007-A1		6.0000	03/25/37	727,126
1,613,808	Residential Asset Securitization Trust 2007-A8		6.0000	08/25/37	1,093,084
2,452,952	Residential Asset Securitization Trust 2007-A9(b),(d)		7.0000	09/25/37	751,204
1,189,089	RFMSI Series 2007-S6 Trust(a)	US0001M + 0.500%	2.1240	06/25/37	989,802
211,459	SACO I Trust 2005-5(a)	US0001M + 1.350%	2.9740	05/25/35	210,703
203,383	SACO I Trust 2006-3(a)	US0001M + 0.360%	1.9840	04/25/36	242,567
65,599	SACO I Trust 2006-6(a)	US0001M + 0.260%	1.8840	06/25/36	64,038
184,323	SACO I, Inc.(c),(d)		5.2660	04/25/39	178,660
719,805	SASCO Mortgage Loan Trust 2004-GEL2(e)		5.5000	05/25/34	629,305
618,856	SASCO Mortgage Loan Trust 2004-GEL2(e)		5.5000	07/19/44	584,406
52,691	Saxon Asset Securities Trust 2004-2(a)	US0001M + 1.905%	3.5290	08/25/35	47,700
948,250	Saxon Asset Securities Trust 2005-1(a)	US0001M + 3.525%	1.8130	05/25/35	69,203
4,500,000	Saxon Asset Securities Trust 2007-4(a),(c)	US0001M + 3.000%	4.6240	12/25/37	2,925,684
30,746	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 3.000%	4.6240	02/25/34	28,926
148,691	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 2.025%	3.6490	08/25/34	148,623
141,886	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 1.680%	3.3040	09/25/34	150,367
237,572	Sequoia Mortgage Trust 2007-1(d)		2.5880	02/20/47	199,308
105,843	Sequoia Mortgage Trust 9(a)	US0001M + 1.125%	2.7200	09/20/32	86,638
134,256	SG Mortgage Securities Trust 2006-OPT2(a)	US0001M + 0.150%	1.7740	10/25/36	126,739
98,118	Soundview Home Loan Trust 2004-WMC1(a)	US0001M + 1.200%	2.8240	01/25/35	93,421
1,726,755	Soundview Home Loan Trust 2006-2(a)	US0001M + 0.705%	2.3290	03/25/36	2,262,314
270,320	Soundview Home Loan Trust 2007-OPT2(a)	US0001M + 0.180%	1.8040	07/25/37	255,094
1,113,462	Soundview Home Loan Trust 2007-OPT4(a)	US0001M + 1.000%	2.6240	09/25/37	857,388
166,394	Specialty Underwriting & Residential Finance Trust(a)	US0001M + 4.500%	6.1240	06/25/34	183,762
665,353	Specialty Underwriting & Residential Finance Trust(a)	US0001M + 2.550%	4.1740	02/25/35	630,144
5,176,235	Starwood Retail Property Trust 2014-STAR(a),(c)	US0001M + 1.470%	2.7950	11/15/27	3,750,182
3,766,600	Structured Adjustable Rate Mortgage Loan Trust(a)	US0001M + 0.675%	2.2990	06/25/35	3,722,233
1,198,600	Structured Adjustable Rate Mortgage Loan Trust(d)		2.7740	09/25/35	940,457
473,390	Structured Asset Investment Loan Trust 2003-BC10(a)	US0001M + 4.500%	6.1240	10/25/33	501,765
68,227	Structured Asset Investment Loan Trust 2003-BC2(a)	US0001M + 0.720%	2.3440	04/25/33	66,093
260,149	Structured Asset Investment Loan Trust 2003-BC2(a)	US0001M + 1.380%	3.0040	04/25/33	248,838
145,759	Structured Asset Investment Loan Trust 2003-BC4(a)	US0001M + 4.875%	6.4990	06/25/33	142,350

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
68,262	Structured Asset Investment Loan Trust 2003-BC8(a)	US0001M + 2.625%	4.2490	08/25/33	$ 64,694
508,601	Structured Asset Investment Loan Trust 2004-5(a)	US0001M + 3.000%	4.6240	05/25/34	456,618
71,562	Structured Asset Investment Loan Trust 2004-9(a)	US0001M + 2.775%	4.3990	10/25/34	68,050
512,216	Structured Asset Investment Loan Trust 2004-BNC2(a)	US0001M + 1.275%	2.8990	12/25/34	497,749
3,619,247	Structured Asset Investment Loan Trust 2005-9(a)	US0001M + 0.675%	2.2990	11/25/35	3,316,101
2,813,256	Structured Asset Mortgage Investments II Trust(b),(d)		0.2300	07/19/35	24,334
255,525	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.420%	2.0440	04/25/36	227,661
3,568,184	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.540%	2.1640	05/25/36	2,677,960
39,565,060	Structured Asset Mortgage Investments II Trust(b)		0.9000	08/25/36	961,198
1,917,524	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.460%	2.0840	05/25/45	1,592,403
982,700	Structured Asset Mortgage Investments II Trust(d)		3.0570	05/25/47	817,457
36,169,921	Structured Asset Mortgage Investments II Trust(b)		0.5000	08/25/47	730,260
589,979	Structured Asset Securities Corp Assistance Loan(c)		3.3560	04/25/31	586,772
195,787	Structured Asset Securities Corp Mortgage(d)		2.3390	03/25/33	182,433
181,196	Structured Asset Securities Corp Mortgage(e)		5.2560	11/25/33	143,033
273,448	Structured Asset Securities Corp Mortgage(e)		5.6700	03/25/34	258,731
3,542,971	Structured Asset Securities Corp Mortgage Loan(a)	US0001M + 0.270%	1.8940	01/25/37	3,346,303
25,713	Structured Asset Securities Corp Mortgage Pass		3.3750	08/25/31	24,527
124,020	Structured Asset Securities Corp Pass-Through		3.4500	02/25/32	113,294
512,082	Structured Asset Securities Corporation(c),(d)		4.4900	07/25/35	365,301
453,843	SunTrust Alternative Loan Trust 2006-1F		6.0000	04/25/36	284,874
77,896	Terwin Mortgage Trust 2003-7SL(c),(d)		8.0000	12/25/33	74,414
667,753	Terwin Mortgage Trust 2004-18SL(c),(d)		8.0000	10/25/34	625,767
161,106	Terwin Mortgage Trust 2004-7HE(a),(c)	US0001M + 1.275%	2.8990	07/25/34	155,393
133,997	Terwin Mortgage Trust 2006-HF-1(c),(d)		4.5600	02/25/37	310,277
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE(d)		3.6500	07/25/34	164,546
17,517	Terwin Mortgage Trust Series TMTS 2003-5SL(c),(d)		8.0000	10/25/34	16,035
736,549	Truman Capital Mortgage Loan Trust(a),(c)	US0001M + 4.125%	5.1310	01/25/34	776,757
1,722,512	UCFC Home Equity Loan Trust 1998-D(d)		7.7500	04/15/30	1,659,496
1,396,640	Velocity Commercial Capital Loan Trust 2017-2(c),(d)		6.4200	11/25/47	1,309,947
364,107	Velocity Commercial Capital Loan Trust 2017-2(c),(d)		7.7500	11/25/47	330,004
57,919	Voyager CNTYW Delaware Trust(b),(c),(d)		18.6190	02/16/36	52,372
26,791,919	WaMu Mortgage Pass-Through Certificates Series(b),(d), (h)		1.6290	11/25/45	298,660
478,266	WaMu Mortgage Pass-Through Certificates Series(a)	COF 11 + 1.500%	1.2670	05/25/46	438,154

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
	NON-AGENCY MORTGAGE BACKED SECURITIES — 94.8% (Continued)
428,384	Washington Mutual Mortgage Pass-Through		6.0000	07/25/36	$ 351,657
1,396,899	Washington Mutual Mortgage Pass-Through(a)	US0001M + 0.370%	1.9940	02/25/37	821,607
380,707	Washington Mutual Mortgage Pass-Through(a)	12MTA + 0.710%	1.1860	12/25/46	335,696
1,975,997	Washington Mutural Asset-Backed Certificates WMABS(a)	US0001M + 0.060%	1.6840	10/25/36	889,960
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(c),(d)		4.4340	07/15/46	1,907,880
1,035,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(d)		4.4340	07/15/46	902,855
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27(c)		2.8690	02/15/48	704,934
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27(c)		3.7680	02/15/48	1,231,266
2,500,000	Wells Fargo Commercial Mortgage Trust 2015-C31		3.8520	11/15/48	2,103,409
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34(b),(c),(d)		2.2360	06/15/49	965,484
967,758	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 Class C(d)		5.2360	06/15/49	825,529
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C35(c)		3.1420	07/15/48	1,905,868
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36(c)		2.9420	11/15/59	1,703,988
2,000,000	Wells Fargo Commercial Mortgage Trust 2017-C40(c)		2.7000	10/15/50	1,471,043
3,400,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL(a),(c)	US0001M + 2.740%	4.0640	02/15/37	3,180,583
2,500,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL(a),(c)	US0001M + 3.491%	4.8150	02/15/37	2,189,015
235,364	Wells Fargo Home Equity Asset-Backed Securities(a)	US0001M + 2.820%	4.4440	10/25/34	232,617
1,775,415	Wells Fargo Home Equity Asset-Backed Securities(a),(c)	US0001M + 3.750%	5.3740	04/25/35	1,772,951
430,628	Wells Fargo Home Equity Asset-Backed Securities(a)	US0001M + 3.750%	5.3740	04/25/35	435,820
4,000,000	WFRBS Commercial Mortgage Trust 2012-C9(c),(d)		4.9810	11/15/45	3,919,680
2,971,000	WFRBS Commercial Mortgage Trust 2012-C9(c),(d)		4.9810	11/15/45	2,852,282
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14(c)		3.2500	06/15/46	2,335,765
1,600,000	WFRBS Commercial Mortgage Trust 2013-C14(c),(d)		4.0900	06/15/46	1,403,521
3,042,340	WFRBS Commercial Mortgage Trust 2014-C25(c),(d)		3.8030	11/15/47	2,698,557
44,674	Wilshire Mortgage Loan Trust(d)		6.8350	03/25/28	44,156
46,709	Wilshire Mortgage Loan Trust(d)		7.4250	05/25/28	45,908
7,352	Wilshire Mortgage Loan Trust(c),(d)		8.9900	05/25/28	3,040
195,912	Yale Mortgage Loan Trust 2007-1(a),(c)	US0001M + 0.400%	2.0240	06/25/37	72,994
					590,644,029
	TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $580,457,121)				590,644,029

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 4.2%
	MONEY MARKET FUND - 4.2%
26,417,659	First American Government Obligations Fund Class X, 1.29% (Cost $26,417,659)(g)	$ 26,417,659

	TOTAL INVESTMENTS - 100.2% (Cost $625,036,351)	$ 624,337,198
	REVERSE REPURCHASE AGREEMENTS - (0.3)% (Cost - $1,786,000)	(1,788,461)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%	730,167
	NET ASSETS - 100.0%	$ 623,278,904

	REVERSE REPURCHASE AGREEMENTS - (0.3)%

Principal ($)	Counterparty	Rate%	Maturity Date	Principal & Interest
$ 1,786, 000	Société Générale	1.60	7/6/2022	$ 1,788,461
$ 1,786, 000				$ 1,788,461

The weighted average daily balance of reverse agreements during the reporting period ended June 30, 2033 was $1,786,000, at a weighted average interest rate of 1.60%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at June 30, 2022 was $5,152,401.

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
COF 11	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
US0001M	ICE LIBOR USD 1 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Interest only securities.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022 the total market value of 144A securities is $172,098,136 or 27.6% of net assets.
(d)	Variable rate security; the rate shown represents the rate on June 30, 2022.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2022.
(f)	Zero coupon bond.
(g)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(h)	Illiquid security. The total fair value of these securities as of June 30, 2022 was $4,391,722, representing 0.70% of net assets.